CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of Capital Items

	Notes	December 31, 2017	December 31, 2016
Cash and cash equivalents	7	$664.1	$652.0
Short-term investments	9	127.2	—
		$791.3	$652.0
Capital items:
Credit facilities available for use	19(b)	$248.7	$167.2
Long-term debt[1]	19(a)	400.0	489.1
Common shares		2,677.8	2,628.2
		$3,326.5	$3,284.5

1	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $5.8 million as at December 31, 2017 (December 31, 2016 – $4.0 million).